EARNINGS PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dilutive Securities:
Dilutive securities	3,262,000	6,842,000	7,566,000
RSUs
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)	400,000	800,000	1,000,000
Performance Shares [Member]
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)		100,000	3,100,000